Income Taxes - Summary of Group's Loss before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Total loss before income tax	¥ (795,798)	$ (124,880)	¥ (407,235)	¥ (169,156)
PRC
Total loss before income tax	(704,003)	(110,475)	(366,634)	(150,495)
Non PRC [Member]
Total loss before income tax	¥ (91,795)	$ (14,405)	¥ (40,601)	¥ (18,661)